SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Numerator: Earnings allocable to Redeemable Common Stock
Interest earned on marketable securities held in trust	$ 6,225		$ 5,514
Less: interest available to be withdrawn for payment of taxes	(6,225)		(5,514)
Net income allocable to shares subject to possible redemption
Denominator: Weighted Average Redeemable Common Stock
Redeemable Common Stock outstanding, Basic and Diluted (in Shares)			2,360,836
Basic and Diluted net income per Redeemable Common Share (in Dollars per share)			$ 0.00
Numerator: Net Income minus Redeemable Net Earnings
Net Income	(1,525,461)		$ 8,261,624
Redeemable Net Income	(6,225)		(5,514)
Non-Redeemable Net Income	$ (1,531,686)		$ 8,256,110
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock outstanding, Basic and Diluted (in Shares)			4,645,499
Basic and Diluted net income per Non-Redeemable Common Share (in Shares)			1.78